CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	New Flourish Holdings Limited [Member]	Huang [Member] CNY	Management [Member] New Flourish Holdings Limited [Member] CNY	Ordinary shares [Member] CNY	Additional paid-in capital [Member] CNY	Additional paid-in capital [Member] Huang [Member] CNY	Additional paid-in capital [Member] Management [Member] New Flourish Holdings Limited [Member] CNY	Statutory reserves [Member] CNY	Warrants [Member] CNY	Retained Earnings (Accumulated deficit) [Member] CNY	Accumulated other comprehensive income (deficit) [Member] CNY	Non-controlling Interest [Member] CNY
Balance at Dec. 31, 2011		2,766,463				102	2,498,162			122,199	1,219	111,417	(21,517)	54,881
Balance (in shares) at Dec. 31, 2011						144,481,064
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on exercise of options		7,752				1	7,751
Issuance of ordinary shares on exercise of options (in shares)						1,494,420
Disposal of equity interest in 21st school		183,677					(102,036)							285,713
Share-based compensation		34,971		60,206			34,971	60,206
Reclassification of warrants to share options							1,219				(1,219)
Appropriation to statutory reserves										2,147		(2,147)
Foreign currency translation adjustment		(3,357)											(3,357)
Disposal of subsidiaries		7,758								(7,940)		7,940	7,758
Net loss		(1,673,515)										(1,621,166)		(52,349)
Balance at Dec. 31, 2012		1,383,955				103	2,500,273			116,406		(1,503,956)	(17,116)	288,245
Balance (in shares) at Dec. 31, 2012						145,975,484
Increase (Decrease) in Shareholders' Equity
Disposal of financial controlling interest in 21st school		(235,664)												(235,664)
Investment from Summit View		129,772				19	129,753
Investment from Summit View (in shares)						30,801,128
Share-based compensation		22,826		53,769			22,826	53,769
Appropriation to statutory reserves										1,277		(1,277)
Foreign currency translation adjustment		(4,299)											(4,299)
Deconsolidation of subsidiaries		3,004											5,538	(2,534)
Disposal of subsidiaries		(45,435)								(36,952)		36,952		(45,435)
Net loss		(910,205)										(906,818)		(3,387)
Balance at Dec. 31, 2013		397,723				122	2,706,621			80,731		(2,375,099)	(15,877)	1,225
Balance (in shares) at Dec. 31, 2013						176,776,612
Increase (Decrease) in Shareholders' Equity
Beneficial conversion feature related to convertible loans		302,765					302,765
Conversion of convertible loans to ordinary shares		226,298				462	225,836
Conversion of convertible loans to ordinary shares (in shares)						755,462,293
Shares surrendered by SummitView	(10,848)	(67,309)				(10)	(67,299)
Shares surrendered by SummitView (in shares)						(16,133,925)
Share-based compensation		8,694		54,311	94,360		8,694	54,311	94,360
Appropriation to statutory reserves										418		(418)
Foreign currency translation adjustment		(379)											(379)
Deconsolidation of subsidiaries		10,507								(372)		372	10,507
Disposal of subsidiaries		2,009											2,009
Non-controlling interests from new established subsidiaries		270												270
Net loss	(174,478)	(1,082,555)										(1,076,813)		(5,742)
Balance at Dec. 31, 2014	$ (8,591)	(53,306)				574	3,325,288			80,777		(3,451,958)	(3,740)	(4,247)
Balance (in shares) at Dec. 31, 2014						916,104,980